Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
28.	TRADE AND OTHER PAYABLES

	As at December 31,
	2018	2017
Trade payables	42,063	104,258
Employee benefits payable	348,028	226,210
Other payables	1,645,271	1,648,060
Subtotal financial liabilities	2,035,362	1,978,529
Other taxes payable	3,243,098	3,473,302
	5,278,460	5,451,830

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at December 31,
	2018	2017

Current	12,456	23,587
1 to 3 months	8,504	57,637
3 months or more	21,104	23,034
	42,063	104,258

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company's high bargaining power.